Segment information - Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue	$ 84,813	$ 88,236	$ 168,305	$ 176,379
Advertising expenses	11,442	9,708	23,982	23,146
Depreciation and amortization (including right-of-use assets):	1,177	1,331	2,290	2,891
Interest income	4,108	3,829	7,914	7,260
Interest expense:	464	533	913	1,045
Profit before income tax:	30,620	42,518	63,398	80,891
Social casino games
Disclosure of operating segments [line items]
Revenue	69,339	80,332	139,620	160,156
Advertising expenses	5,768	7,848	13,242	17,781
Depreciation and amortization (including right-of-use assets):	305	510	608	1,244
Interest income	4,108	3,829	7,914	7,260
Interest expense:	463	532	910	1,031
Profit before income tax:	32,803	43,100	66,558	83,205
iGaming
Disclosure of operating segments [line items]
Revenue	15,474	7,904	28,685	16,223
Advertising expenses	5,674	1,860	10,740	5,365
Depreciation and amortization (including right-of-use assets):	872	821	1,682	1,647
Interest income	0	0	0	0
Interest expense:	1	1	3	14
Profit before income tax:	$ (2,183)	$ (582)	$ (3,160)	$ (2,314)